Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

1.	ORGANIZATION AND BASIS OF PRESENTATION
Burning Rock Biotech Limited (the “Company”) is a limited liability company incorporated in the Cayman Islands on March 10, 2014. The Company does not conduct any substantive operations on its own but instead conducts its business operations through its subsidiaries, the variable interest entity (“VIE”) and subsidiaries of the VIE. The Company, together with its subsidiaries, the VIE and the VIE’s subsidiaries (collectively, the “Group”) are principally engaged in the developing and providing cancer therapy selection tests in the People’s Republic of China (the “PRC” or “China”).
On June 12, 2020, the Company completed its initial public offering (“IPO”) on the NASDAQ Global Select Market. The Company sold

13,500,000

ADSs, each representing
one
ordinary share, at
$16.50
per ADS (the “IPO Price”). The Underwriters exercised their options to purchase an additional
2,025,000
ADSs. Concurrently, the Company also completed a private placement offering of
1,515,151
ADSs at the IPO Price. The Company received proceeds of
US$
259,892, net of underwriting discounts and offering expenses. concurrently with the IPO. The deferred IPO costs were recorded as a reduction of the proceeds received from the IPO and private placement in shareholders’ equity.
As of December 31, 2020, the Company’s principal subsidiaries, VIE and VIE’s subsidiaries are as follows:

Entity	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principalactivities
Subsidiaries
BR Hong Kong Limited	April 1, 2014	Hong Kong	100%	Investment holding

Beijing Burning Rock Biotech Co., Ltd. (the “WFOE”)	June 13, 2014	PRC	100%	Trading
Burning Rock Biotechnology (Shanghai) Co., Ltd.	July 4, 2016	PRC	100%	Research and development

VIE
Burning Rock (Beijing) Biotechnology Co., Ltd.	January 7, 2014	PRC	Nil	Holding

VIE’s subsidiaries
Guangzhou Burning Rock Dx Co., Ltd.	March 18, 2014	PRC	Nil	Cancer therapy selection test and sales of reagent kits
Guangzhou Burning Rock Medical Equipment Co., Ltd.	January 6, 2015	PRC	Nil	Facilitation of laboratory equipment sales

Guangzhou Burning Rock Biotechnology Co., Ltd.	January 23, 2018	PRC	Nil	Cancer therapy selection test and sales of reagent kits

To comply with PRC laws and regulations which prohibit and restrict foreign ownership of business involving the development and application of genomic diagnosis and treatment technology, the Group conducts its business in the PRC principally through the VIE and the VIE’s subsidiaries. The equity interests of the VIE are legally held by PRC shareholders (the “Nominee Shareholders”).
Despite the lack of majority ownership, the Company through the wholly foreign owned entity (“the WFOE”) has effective control of the VIE through a series of contractual arrangements (the “VIE agreements”) and a parent-subsidiary relationship exists between the WFOE and the VIE since 2014. Through the VIE agreements, the Nominee Shareholders of the VIE effectively assigned all of their voting rights underlying their equity interests in the VIE to the WFOE, and therefore, the WFOE has the power to direct the activities of the VIE that most significantly impact its economic performance. The WFOE also has the right to receive economic benefits that potentially could be significant to the VIE. Therefore, the WFOE is considered the primary beneficiary of the VIE and consolidates the VIE in accordance with Accounting Standards Codification (“ASC”) Topic
810-10
(“ASC 810-10”)
, Consolidation: Overall.
The following is a summary of the VIE agreements:
Exclusive Business Cooperation Agreement
Pursuant to the exclusive business cooperation agreement entered into amongst the WFOE and the VIE on June 20, 2014, the WFOE provides exclusive business support, technology services and consulting services in return for service fees, which is adjustable at the sole discretion of the WFOE. Without the WFOE’s consent, the VIE cannot procure services from any third party or enter into similar service arrangements with any other third party, except for the ones appointed by the WFOE. The agreement was effective for 20 years from June 20, 2014 and automatically renew for 10 years if all parties have no objection.
Power of Attorney
The Nominee Shareholders signed Power of Attorney on June 20, 2014 to irrevocably appoint the WFOE, or its designated party, as the attorney-in-fact
to exercise rights on the Nominee Shareholders’ behalf any and all rights that such shareholder has in respect of its equity interest in the VIE such as the right to appoint or remove directors, supervisors and officers, as well as the right to sell, transfer, pledge or dispose of all or any portion of the equity interests held by such shareholder, or of the assets held by the VIE. This agreement will remain effective until it is terminated by the WFOE.
Exclusive Option Agreement
Pursuant to the exclusive option agreements entered into amongst the VIE, the Nominee Shareholders and the WFOE on June 20, 2014, the Nominee Shareholders irrevocably granted the WFOE an exclusive option to request the Nominee Shareholders to transfer or sell any part or all of its equity interests in the VIE to the WFOE, or its designees. The purchase price of the equity interests in the VIE is equal to the minimum price required by PRC law. Any proceeds received by the Nominee Shareholders from the exercise of the right shall be remitted to the WFOE, to the extent permitted under the PRC laws. Without the WFOE’s prior written consent, the VIE and the Nominee Shareholders may not amend its articles of association, increase or decrease the registered capital, sell or otherwise dispose of its assets or beneficial interest, create or allow any encumbrance on its assets or other beneficial interests, provide any loans or guarantees and request any dividends or other form of assets. This agreement is not terminated until all of the equity interest of the VIE has been transferred to the WFOE or the person(s) designated by the WFOE.

Pursuant to the equity interest pledge agreements entered into amongst the WFOE, the VIE and the Nominee Shareholders on June 20, 2014, the Nominee Shareholders pledged all of their equity interests in the VIE to the WFOE as collateral to secure their obligations under the exclusive business cooperation agreement. The WFOE is entitled to all dividends during the effective period of the share pledge except as it agrees otherwise in writing. If the VIE or any of the Nominee Shareholders breaches its contractual obligations, the WFOE is entitled to certain rights regarding the pledged equity interests, including the right to receive proceeds from the auction or sale of all or part of the pledged equity interests of VIE in accordance with PRC law. The Nominee Shareholders agree not to create any encumbrance on or otherwise transfer or dispose of their respective equity interests in the VIE, without the prior consent of the WFOE.
The Power of Attorney, Exclusive Option Agreement and Equity Interest Pledge Agreement were amended and restated on August 27, 2015, July 1, 2016, April 19, 2018 and January 4, 2019 to reflect the new nominee shareholders appointed by the Series A, Series B and Series C preferred shareholders and the resulting equity ratio adjustments from the preferred shareholders’ investment.
On October 21, 2019, the VIE Agreements were supplemented by the following terms:
(1) Exclusive option agreement

•
The VIE irrevocably grants the WFOE an exclusive asset purchase option whereby the WFOE has the right to purchase or designate another party to purchase part or all of the assets of the VIE as permitted under the PRC laws. The purchase price of the VIE’s assets is equal to the book value of the assets or the minimum price as permitted by applicable PRC law, whichever is higher; and

•	The WFOE has the right to unilaterally amendment, supplement and termination of this agreement.
(2) Exclusive Business Cooperation Agreement

•
In exchange for these services, the VIE will pay a service fee, equal to the VIE’s profit before tax, after recovering any accumulated losses of the VIE and its subsidiaries from the preceding fiscal year, and deducting working capital, expenses, tax and a reasonable amount of operating profit according to applicable tax law principles and tax practice; and

•
The agreement will be in effect for 10 years unless the WFOE unilaterally terminates the agreement by giving written notification at least thirty days prior to the expiration of the agreement. The WFOE may at its sole discretion unilaterally extend the term of this agreement prior to its expiration upon notice to the VIE.

(3) Equity Interest Pledge Agreement

•
The Nominee Shareholders pledged all of their respective equity interests in the VIE to the WFOE as continuing first priority security interest to guarantee the performance of these Nominee Shareholders and the VIE’s obligations under the power of attorney, the exclusive option agreement and the exclusive business cooperation agreement; and

•	This agreement will remain effective until all the contractual obligations have been satisfied in full under all the agreements mentioned above.
(4) Financial support undertaking letter

•
Pursuant to the financial support undertaking letter, the Company is obligated and hereby undertakes to provide unlimited financial support to the VIE, to the extent permissible under the applicable PRC laws and regulations, whether or not any such operational loss is actually incurred. The Company will not request repayment of the loans or borrowings if the VIE or its Nominee Shareholders do not have sufficient funds or are unable to repay.

(5) Voting proxy agreement

•	Pursuant to the voting proxy agreement, the WFOE irrevocably and unconditionally commits to execute its rights under the power of attorney in accordance with the instructions from the Company.
As a result of the amended agreements on October 21, 2019, the power and the rights pursuant to the power of attorney have since been effectively reassigned to the Company which has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. The Company is also obligated to absorb the expected losses of the VIE through the financial support as described above. The Company and the WFOE, as a group of related parties, hold all of the variable interests of the VIE. The Company has been determined to be most closely associated with the VIE within the group of related parties and has replaced the WFOE as the primary beneficiary of the VIE since October 2019. As the VIE was subject to indirect control by the Company through the WFOE immediately before and direct control immediately after the VIE Agreements were supplemented, the change of the primary beneficiary of the VIE was accounted for as a common control transaction based on the carrying amount of the net assets transferred.
In the opinion of the Company’s legal counsel, (i) the ownership structure of the WFOE and its VIE is in compliance with PRC laws and regulations; (ii) the contractual arrangements with the VIE and their shareholders are valid and binding, and not in violation of current PRC laws or regulations; (iii) the voting proxy agreement between the Company and the WFOE is valid in accordance with the articles of association of the Company and Cayman Islands Law.

However, uncertainties in the PRC legal system could cause the relevant regulatory authorities to find the current VIE Agreements and businesses to be in violation of any existing or future PRC laws or regulations and could limit the Company’s ability to enforce its rights under these contractual arrangements. Furthermore, the nominee shareholders of the VIE may have interests that are different from those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the contractual agreements with the VIE.
In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC laws or regulations, the Company may be subject to penalties, including but not be limited to, revocation of business and operating licenses, discontinuing or restricting business operations, restricting the Company’s right to collect revenues, temporary or permanent blocking of the Company’s internet platforms, restructuring of the Company’s operations, imposition of additional conditions or requirements with which the Company may not be able to comply, or other regulatory or enforcement actions against the Company that could be harmful to its business. The imposition of any of these or other penalties could have a material adverse effect on the Company’s ability to conduct its business.

The following table sets forth the assets and liabilities of the VIE and subsidiaries of the VIE included in the Group’s consolidated balance sheets:

	As of December 31,
	2019	2020
	RMB	RMB	US$

Cash and cash equivalents	28,102	149,736	22,948
Restricted cash	4,009	263	40
Accounts receivable (net of allowances of RMB12,665 and RMB23,983 (US$3,676) as of December 31, 2019 and 2020, respectively)	88,555	88,217	13,520
Contract assets	909	22,534	3,453
Amounts due from related parities	2,052	212	32
Inter-company receivables*	7,232	8,432	1,292
Inventories	49,662	61,374	9,406
Prepayments and other current assets	15,931	17,548	2,692

Total current assets	196,452	348,316	53,383

Property and equipment, net	33,246	32,342	4,957
Intangible assets, net	91	77	12
Other non-current assets	3,171	5,797	888

Total non-current assets	36,508	38,216	5,857

TOTAL ASSETS	232,960	386,532	59,240

Accounts payable	10,068	26,871	4,118
Deferred revenue	49,539	74,402	11,403
Inter-company payables*	273,772	495,526	75,943
Capital lease obligations, current	4,893	4,816	738
Accrued liabilities and other current liabilities	38,422	54,271	8,317
Customer deposits	4,104	1,120	172
Short-term borrowings	2,370	7,370	1,130
Current portion of long-term borrowings	30,987	266	41

Total current liabilities	414,155	664,642	101,862

Deferred government grant	991	263	40
Capital lease obligations	4,816	—	—
Long-term borrowings	266	—	—

Total non-current liabilities	6,073	263	40

TOTAL LIABILITIES	420,228	664,905	101,902

*	Inter-company receivables/payables represent balances of VIE and subsidiaries of the VIE due from/to the Company and the Group’s consolidated subsidiaries.

The table sets forth the results of operations of the VIE and subsidiaries of the VIE included in the Group’s consolidated statements of comprehensive loss:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$

Revenues	204,310	381,460	432,142	66,229
Net loss	(93,455)	(72,015)	(244,765)	(37,510)
The table sets forth the cash flows of the VIE and subsidiaries of the VIE included in the Group’s consolidated statements of cash flows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$

Net cash (used in) generated from operating activitie s	(44,153)	(4,993)	158,563	24,301
Net cash used in investing activities	(7,908)	(56,052)	(9,795)	(1,501)
Net cash generated from (used in) financing activities	79,261	34,540	(30,880)	(4,733)
As of December 31, 2019 and 2020, there were no pledges or collateralization of the assets of the VIE and the VIE’s subsidiaries. The amount of the net liabilities of the VIE and subsidiaries of VIE was RMB187,268 and RMB278,373 (US$42,662
)
as of December 31, 2019, and 2020, respectively. The creditors of the VIE and subsidiaries of the VIE’s third-party liabilities did not have recourse to the general credit of the primary beneficiary in the normal course of business. The VIE holds certain assets, including detection equipment and related equipment for use in their operations. The Company did not provide nor intend to provide additional financial or other support not previously contractually required to the VIE and subsidiaries of the VIE during the years presented.